Investment in Associates and Joint Ventures	3 Months Ended
Jan. 31, 2025
Investments in Associates and Joint Ventures [Abstract]
Investment in Associates and Joint Ventures
NOTE 7: INVESTMENT IN ASSOCIATES AND JOINT VENTURES
INVESTMENT IN THE CHARLES SCHWAB CORPORATION

As at January 31, 2025, the Bank had

significant influence over The Charles Schwab

Corporation (“Schwab”) and the ability

to participate in the financial and
operational policy-making decisions

of Schwab through a combination of the Bank’s ownership,

board representation and the insured

deposit account agreement
(“IDA Agreement”) between the Bank and

Schwab. As such, the Bank accounted

for its investment in Schwab using the equity

method. The Bank’s share of
Schwab’s earnings available to common shareholders

was reported with a one-month lag. The Bank

took into account changes in the one-month

lag period that
would significantly affect the results.
On August 21, 2024, the Bank sold 40.5

million shares of common stock of Schwab for

proceeds of approximately $
3.4

billion (US$
2.5

billion). The share sale
reduced the Bank’s ownership interest in Schwab

from
12.3 % to 10.1
%. The Bank recognized approximately

$
1.0

billion (US$
0.7

billion) as other income (net of
$ 0.5

billion (US$
0.4

billion) loss from AOCI reclassified

to earnings), in the fourth quarter of fiscal 2024.

As at January 31, 2025, the Bank’s reported investment

in Schwab was approximately
10.1% (October 31, 2024 – 10.1%), which consisted of 7.5 % of the outstanding voting common shares and the remainder

in non-voting common shares of Schwab

with an aggregate fair value of $
22

billion (US$
15

billion) (October
31, 2024 – $ 18

billion (US$
13

billion)) based on the closing price of

US$
82.72

(October 31, 2024 – US$
70.83 ) on the New York Stock Exchange.
As at January 31, 2025, the Bank and Schwab

were party to a stockholder agreement

(the “Stockholder Agreement”) under

which the Bank had the right to
designate two members of Schwab’s Board of

Directors and had representation on two Board

Committees, subject to the Bank meeting

certain conditions. The
Bank’s designated directors as at January 31, 2025

were the Bank’s Group President and Chief Executive

Officer and the Bank’s former Chair of the Board. Under
the Stockholder Agreement, the Bank was not

permitted to own more than
9.9
% voting common shares of Schwab, and

the Bank was subject to customary
standstill restrictions and subject to certain

exceptions, transfer restrictions.

The carrying value of the Bank’s investment in

Schwab of $
9.2

billion as at January 31, 2025 (October

31, 2024 – $
9.0

billion) represented the Bank’s share of
Schwab’s stockholders’ equity, adjusted for goodwill, other intangibles,

and cumulative translation adjustment.

The Bank’s share of net income from its investment
in Schwab of $ 231

million during the three months ended January

31, 2025 (January 31, 2024 – $
141

million), reflects net income after adjustments

for
amortization of certain intangibles net of tax.
On February 12, 2025, the Bank sold its entire

remaining equity investment in Schwab

through a registered offering and share repurchase

by Schwab.
Immediately prior to the sale, TD held 184.7

million shares of Schwab’s common stock, representing
10.1
% economic ownership. The sale of the shares

resulted
in proceeds of approximately $ 21.0

billion (US$
14.6

billion). In the second quarter of fiscal 2025,

the Bank is expected to recognize a net

gain on sale of its
investment in Schwab of approximately $ 8.6

billion (US$
5.8

billion). This gain is net of the release

of related cumulative foreign currency translation

from AOCI, the
release of AOCI on designated net investment

hedging items, direct transaction costs, and

taxes. The Bank will also recognize $
0.2

billion of underwriting fees in
its Wholesale segment as a result of TD

Securities acting as a lead bookrunner on

the transaction.

The transaction is expected to increase

Common Equity Tier 1 (CET1) capital by approximately
238

bps, based on the Bank’s CET1 capital as at
January 31, 2025. The Bank continues to have

a business relationship with Schwab through

the IDA Agreement. The Stockholder Agreement

was terminated by
the Bank’s sale of its equity investment in Schwab

and the Bank will discontinue recording

its share of earnings available to common

shareholders from its
investment in Schwab in the second quarter

of fiscal 2025.
The following tables represent the gross

amount of Schwab’s total assets, liabilities, net revenues,

net income available to common stockholders,

other
comprehensive income (loss), and comprehensive

income (loss).
Summarized Financial Information
(millions of Canadian dollars) As at
December 31 September 30
2024 2024
Total assets $ 690,710 $ 630,363
Total liabilities 621,077 566,502
(millions of Canadian dollars) For the three months ended
December 31 December 31
2024 2023
Total net revenues $ 7,455 $ 6,073
Total net income available to common stockholders 2,402 1,261
Total other comprehensive income (loss) (322) 3,570
Total comprehensive income (loss)

2,080

4,831
Insured Deposit Account Agreement
On November 25, 2019, the Bank and Schwab

signed an insured deposit account agreement

(the “2019 Schwab IDA Agreement”), with an

initial expiration date of
July 1, 2031. Under the 2019 Schwab IDA

Agreement, starting July 1, 2021, Schwab

had the option to reduce the deposits by

up to US$
10

billion per year (subject
to certain limitations and adjustments),

with a floor of US$
50

billion. In addition, Schwab requested some

further operational flexibility to allow for the

sweep
deposit balances to fluctuate over time, under

certain conditions and subject to certain limitations.
On May 4, 2023, the Bank and Schwab entered

into an amended insured deposit account

agreement (the “2023 Schwab IDA Agreement”

or the “Schwab IDA
Agreement”), which replaced the 2019 Schwab

IDA Agreement. Pursuant to the 2023 Schwab

IDA Agreement, the Bank continues to make

sweep deposit
accounts available to clients of Schwab. Schwab

designates a portion of the deposits

with the Bank as fixed-rate obligation amounts

(FROA). Remaining deposits
are designated as floating-rate obligations.

In comparison to the 2019 Schwab IDA Agreement,

the 2023 Schwab IDA Agreement extends

the initial expiration date
by three years to July 1, 2034 and provides

for lower deposit balances in its first six

years, followed by higher balances in

the later years. Specifically, until
September 2025, the aggregate FROA

will serve as the floor. Thereafter, the floor will be set at US$
60

billion. In addition, Schwab had the option

to buy down up
to $ 6.8

billion (US$
5

billion) of FROA by paying the Bank certain

fees in accordance with the 2023 Schwab

IDA Agreement, subject to certain limits.

During the first quarter of fiscal 2024, Schwab

exercised its option to buy down the remaining

$
0.7

billion (US$
0.5

billion) of the US$
5

billion FROA buydown
allowance and paid $ 32

million (US$
23

million) in termination fees to the Bank in accordance

with the 2023 Schwab IDA Agreement. By

the end of the first quarter
of fiscal 2024, Schwab had completed its buydown

of the full US$
5

billion FROA buydown allowance and had

paid a total of $
337

million (US$
250

million) in
termination fees to the Bank. The fees were

intended to compensate the Bank for losses

incurred from discontinuing certain hedging

relationships and for lost
revenues. The net impact was recorded in

net interest income.
Refer to Note 27 of the Bank’s 2024 Annual

Consolidated Financial Statements for further details

on the Schwab IDA Agreement.